Equity	12 Months Ended
Jul. 31, 2021
Stockholders' Equity Note [Abstract]
EQUITY

NOTE 15 – EQUITY

Ordinary Shares

The Company was incorporated under the laws of the British Virgin Islands on January 5, 2015. Prior to the Reorganization, the Company was authorized to issue up to 100,000,000 ordinary shares with par value of $0.0004 per share and 50,000,000 shares were issued at par value. On August 21, 2018, the Company amended its Memorandum of Association and passed corporate authorizations to redeem and cancel the 50,000,000 issued shares and simultaneously increased the number of the authorized shares to 100,000,000,000 and increased the par value of each share to $0.001. In connection with the cancellation of the 50,000,000 shares, the Company issued 50,000 shares to the controlling shareholders at $0.001 per share.

On November 2, 2018, the Company issued additional 49,950,000 ordinary shares, at par value of $0.001 per share, to its beneficial owners, in private transactions, for a total consideration of $49,950.

On February 27, 2019, the Company’s pre-IPO shareholders surrendered an aggregated 15,000,000 ordinary shares, which were subsequently cancelled, for no consideration, and resulted in a reduction in outstanding issued shares from 50,000,000 ordinary shares to 35,000,000 ordinary shares with a par value of $0.001 per share (the “Surrender”).

On August 23, 2021, we completed a five (5) for one (1) reverse stock split (the “Reverse Split”) of our issued and outstanding ordinary shares, par value $0.001 per share.

From a BVI legal perspective, the Reverse Split applied to the issued shares of the Company on the date of the Reverse Split and does not have any retroactive effect on the Company's shares prior that date. However, for accounting purposes only (with no BVI legal effect), references to our ordinary shares in this annual report are stated as having been retroactively adjusted and restated to give effect to the Reverse Split, as if the Reverse Split had occurred by the relevant earlier date.

Initial Public Offering

On April 29, 2019, the Company completed its IPO of 2,074,672 ordinary shares (414,935 ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) at a public offering price of $5.00 per share ($25.00 per share retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021). The gross proceeds were approximately $10.4 million before deducting the underwriter’s commissions and other offering expenses, resulting in net proceeds of approximately $8.8 million to the Company. In connection with the offering, the Company’s ordinary shares began trading on the NASDAQ Capital Market on May 3, 2019, under the symbol “ATIF.”

Shares issued for acquisition of LGC

As disclosed in Note 4 above, on April 22, 2020, the Company completed an acquisition of approximately 51.2% of the equity interest of LGC. In connection with the acquisition, the Company issued a total of 9,940,002 shares of its ordinary shares to LGC’s shareholders with fair value of approximately $21.07 million based on the closing price of the Company’s stocks at the Closing Date.

Shares cancelled in disposition of LGC

On January 29, 2021, the Company completed a disposition of 51.2% of the equity interest of LGC. The Company sold all of its shares of LGC to Jiang Bo, Jiang Tao and Wang Di (collectively, the “Buyers”) in exchange for (i) 5,555,548 ordinary shares of the Company owned by the Buyers and (ii) payment by the Buyers in the amount of $2,300,000 (Note 3). The Company bought back and subsequently cancelled those 5,555,548 ordinary shares.

Shares issued in one registered direct offering

On November 3, 2020, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with certain institutional accredited investors (the “Purchasers”), pursuant to which the Company agreed to sell (i) in a registered direct offering, an aggregate of 4,347,826 of the Company’s ordinary shares (869,565 of its ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021), $0.001 par value, at a purchase price per share of $0.92 ($4.60 per share retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021), for aggregate gross proceeds to the Company of approximately $4.0 million, before deducting placement agent fees and offering expenses payable by the Company, and (ii) in a concurrent private placement, warrants to purchase an aggregate of 4,347,826 Ordinary Shares (869,565 Ordinary Shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021). FT Global acted exclusive placement agent for the registered direct offering and the private placement. As compensation, the Company paid FT Global a cash fee of equal to 7.5% of the gross proceeds of the registered direct offering, up to $30,000 in reimbursable expenses, and warrants to purchase 391,304 of its ordinary shares (78,260 of its ordinary shares retrospectively restated for accounting purposes for effect of reverse stock split on August 30, 2021) at an exercise price of $1.10 per share ($5.5 per share retrospectively restated for effect of reverse stock split on August 30, 2021).

The exercise price of each Warrant is $2.74 per share (as adjusted in connection with the reverse stock split on August 30, 2021 and pursuant to the terms and conditions of the warrants), and each Warrant is exercisable immediately and will expire five years from the date of issuance. After one-year, the exercise price may reset to the closing bid price if it is lower than the exercise price then in effect. In addition, the warrant exercise price may be subject to adjustment in the event that the Company issues certain securities at prices below the then exercise price. Further, the exercise price and the number of Warrant Shares issuable upon exercise of the Warrants are subject to adjustment upon the occurrence of specified events, including stock dividends, stock splits, combinations and reclassifications of the Ordinary Shares, as described in the Warrants.

On August 23, 2021, we completed a five (5) for one (1) reverse stock split (the “Reverse Split”) of our issued and outstanding ordinary shares, par value $0.001 per share. From a BVI legal perspective, the Reverse Split applied to the issued shares of the Company on the date of the Reverse Split and does not have any retroactive effect on the Company's shares prior that date. However, for accounting purposes only (with no BVI legal effect), references to our ordinary shares in this annual report are stated as having been retroactively adjusted and restated to give effect to the Reverse Split, as if the Reverse Split had occurred by the relevant earlier date.

As of July 31, 2021 and 2020, the Company had a total of 9,161,390 and 9,402,935 ordinary shares issued and outstanding, respectively.

Statutory reserve and restricted net assets

Huaya, the Company’s subsidiary incorporated the PRC, is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The results of operations reflected in the consolidated financial statements prepared in accordance with U.S GAAP may differ from those in the statutory financial statements of the WFOEs and VIEs. Remittance of dividends by a wholly foreign-owned company out of China is subject to examination by the banks designated by State Administration of Foreign Exchange.

In light of the foregoing restrictions, Huaya is restricted in its ability to transfer their net assets to the Company. Foreign exchange and other regulations in the PRC may further restrict its subsidiary in the PRC from transferring funds to the Company in the form of dividends, loans and advances.

As of July 31, 2021 and 2020, the restricted amounts as determined pursuant to PRC statutory laws totaled $355,912 and $355,912, respectively, and total restricted net assets from the Company’s continuing operations amounted to $962,374 and $962,374, respectively.